SHARE-BASED COMPENSATION - Option outstanding (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2024 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding Options, Number (in shares)		4,456
Exercisable Options, Number (in shares)		4,456
Reverse stock split	0.056	0.2
Stock option one
SHARE-BASED COMPENSATION
Outstanding Options, Average Exercise Price | $ / shares		$ 148.50
Outstanding Options, Number (in shares)		4,456
Outstanding Options, Average Remaining Contractual life (Years)		1 year 29 days
Exercisable Options, Average Exercise Price | $ / shares		$ 148.50
Exercisable Options, Number (in shares)		4,456
Exercisable Options, Average Remaining Contractual life (years)		1 year 29 days
Reverse stock split	0.056